Other Receivables	12 Months Ended
Dec. 31, 2021
Other Receivables [Abstract]
Other receivables

25. Other receivables

Other receivables are disclosed as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Advances to suppliers	373	416
Accrued income and prepayments	5,555	2,105
VAT receivables	18,198	10,845
Other receivables	2,215	1,458
Total other receivables	26,341	14,824